Debt (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings, by type [abstract]
Summary of debt

	December 31, 2020	December 31, 2019
Senior secured notes due 2024, net of unamortized discount and transaction costs of $8,680 (2019 - $13,806)(Note 15 (a))	$226,647	$287,568
Term loan, net of unamortized transaction costs of $1,491 (2019 - $2,239) (Note 15 (b))	131,842	197,761
Revolving credit facility (Note 15 (b))	150,000	—
Redemption option derivative asset (Note 15 (a))	(7,357)	(5,597)
Total debt	$501,132	$479,732
Less: Current portion	66,667	66,667
Non-current portion	$434,465	$413,065

Reconciliation of debt arising from financing activities
Reconciliation of debt arising from financing activities:

	2020	2020	2019	2019
	Senior notes due 2024 and term loan	Revolving credit facility	Senior notes due 2024 and term loan	Senior notes due 2020

Balance beginning of year	$479,732	$—	$—	$595,977

Financing cash flows related to debt:
Redemption of Senior notes due 2024	(66,047)	—	—	—
Scheduled repayment of term loan	(66,667)	—	—	—
Proceeds from revolving credit facility	—	150,000	—	—
Repayment of Senior notes due 2020	—	—	—	(600,000)
Proceeds from Senior secured notes due 2024, net of discount	—	—	294,000	—
Proceeds from term loan	—	—	200,000	—
Loan financing costs	—	—	(15,583)	—
Total financing cash flows related to debt	(132,714)	150,000	478,417	(600,000)

	$347,018	$150,000	$478,417	$(4,023)

Non-cash changes recorded in debt:
Amortization of discount and transaction costs of Senior notes due 2024 due to early redemption	2,286	—	—	—
Amortization of financing fees and discount relating to Senior notes due 2024 and term loan	3,588	—	2,206	—
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024	(1,760)	—	(4,224)	—
Prepaid credit facility financing costs	—	—	3,333	—
Amortization of deferred costs for Senior notes due 2020, and deferred costs expensed upon note redemption	—	—	—	4,023

Balance end of year	$351,132	$150,000	$479,732	$—